TRADE PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
TRADE PAYABLES AND ACCRUED LIABILITIES [Text Block]
10.	TRADE PAYABLES AND ACCRUED LIABILITIES

	December 31, 2017	December 31, 2016
Trade payables	$6,243	$3,416
Accrued liabilities	2,919	362
Taxes payable	1,025	1,629
Other payables	1,126	610
	$11,313	$6,017

Accrued liabilities includes Coricancha-related claims payable of $2,130 (December 31, 2016 - $nil), which are recoverable from Nyrstar and are included in the reimbursement right asset (note 9). While the precise timing of settlement is uncertain, such amounts are presented as current liabilities because settlement could be within twelve months of the reporting date.